RELATED PARTIES' TRANSACTIONS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables, current	$ 10	$ 5
Other receivables, non current	4	11
Other receivables, current	11	7
Trade payables, current	13	15
Other [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current
Other receivables, non current
Other receivables, current		1
Trade payables, current
TGS [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current	10	4
Other receivables, non current	4	11
Other receivables, current	8	6
Trade payables, current	11	7
SACDE [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current
Other receivables, non current
Other receivables, current	3
Trade payables, current	$ 2	8
CTB [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current		1
Other receivables, non current
Other receivables, current
Trade payables, current